TRADE ACCOUNTS RECEIVABLE, NET (Details 1)	12 Months Ended
	Jun. 30, 2018 CNY (¥)		Jun. 30, 2018 USD ($)	Jun. 30, 2017 CNY (¥)		Jun. 30, 2016 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Charge to (reversal of) expense	¥ (841,242)		$ (127,080)	¥ 1,766,286		¥ 14,475,074
Third Party [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	4,265,505	[1]	644,356	4,814,577	[1]
Charge to (reversal of) expense	(1,013,100)		(153,041)	1,137,238		1,650,745
Less: write-off	0		0	(1,686,310)
Ending balance	¥ 3,252,405		$ 491,315	¥ 4,265,505	[1]	¥ 4,814,577	[1]

[1]	The receivable from Beijing Yabei Nuoda was recognized primarily from the sale of automation system and services based on written contracts. Based on the repayment agreement signed in August, 2018, the outstanding balance was to be collected in five installments during the period from December 2018 to December 2020. Based on the repayment agreement, the Company expects to collect ¥1,954,978 ($295,323) before June 30, 2019, ¥3,100,000 ($468,292) before June 30, 2020 and ¥1,300,000 ($196,380) before December 31, 2020, respectively. No interest is required per the settlement agreement.